Financial instruments at fair value (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair value of assets

	March 31, 2021				March 31, 2022
$ in thousands
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity investments	504	—	—	504	395	—	—	395